ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2025
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(in thousands)
Accounts receivable	57,599	47,625	6,810
Allowance for credit losses	(5,569)	(555)	(79)
Accounts receivable, net	52,030	47,070	6,731

The movements in the allowance for credit losses were as follows:

	For the year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(in thousands)
Balance at beginning of the year	5,407	5,926	5,569	796
Provisions/(reversals)	519	(357)	(199)	(28)
Write-off of uncollectible receivables	—	—	(4,815)	(689)
Balance at end of the year	5,926	5,569	555	79